EQUITY - Schedule of movement of fully paid shares (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 06, 2023	Apr. 20, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital Movement [Roll Forward]
Beginning balance			$ 5,003,534	$ 13,298,486	$ 3,146,265
There were no movements during the year			0
New shares issued (ERO)					800,000
Conversion options of convertible notes exercised during the year				17,401
Reduction of issued capital	$ (123,606)			(5,127,182)
Subtotal			0		10,152,221
Ending balance			5,003,534	5,003,534	13,298,486
Convertible Notes G
Share Capital Movement [Roll Forward]
Beginning balance			17,401
Conversion options of convertible notes exercised during the year					1,115,996
Ending balance				17,401
Convertible Notes H
Share Capital Movement [Roll Forward]
Beginning balance			0
Conversion options of convertible notes exercised during the year					1,372,798
Ending balance				0
Convertible Notes I
Share Capital Movement [Roll Forward]
Beginning balance			0
Conversion options of convertible notes exercised during the year					$ 6,863,427
Ending balance				0
Absorption of Retained Losses and Reduction of Capital
Share Capital Movement [Roll Forward]
Reduction of issued capital				(8,294,952)
Absorption Accumulated Losses
Share Capital Movement [Roll Forward]
Reduction of issued capital			(7,501,896)	(7,501,896)
Absorption of Treasury Shares
Share Capital Movement [Roll Forward]
Reduction of issued capital		$ (178)	(178)	(178)
Cost of New Issuances and Convertible Notes
Share Capital Movement [Roll Forward]
Reduction of issued capital			$ (810,279)	$ (810,279)